SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
Dec. 31, 2024 operational_flng undergoing_conversion segment lNFCarrier
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Number of operational FLNG | operational_flng	1
Number of LNG carriers | lNFCarrier	2
Gimi conversion
Segment Reporting Information [Line Items]
Number of undergoing conversions	1
Mark II FLNG
Segment Reporting Information [Line Items]
Number of undergoing conversions	1